Investment properties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment properties
Beginning balance	¥ 47,168,000
Charge for the year	2,335,000	¥ 2,439,000	¥ 1,322,000
Ending balance	¥ 15,373,000	47,168,000
Investment properties useful life	20 years
Investment properties pledged as security for bank loans	¥ 15,373,000	47,168,000
Fair value of the investment properties	61,506,000	103,986,000
Cost
Investment properties
Beginning balance	59,276,000	27,824,000
Additions		31,452,000
Transfer to owner-occupied property	(31,452,000)
Ending balance	27,824,000	59,276,000	27,824,000
Accumulated depreciation
Investment properties
Beginning balance	(12,108,000)	(9,669,000)
Transfer to owner-occupied property	1,992,000
Charge for the year	(2,335,000)	(2,439,000)
Ending balance	¥ (12,451,000)	¥ (12,108,000)	¥ (9,669,000)
Bottom of Range
Investment properties
Investment properties useful life	20 years
Top of Range
Investment properties
Investment properties useful life	25 years